Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
A summary of the useful lives used for calculating depreciation and amortization is as follows:

Turbines	25 years
Generators	15 years
Transformers	15 years

December 31, 2022	Cost	Accumulated depreciation	Net book value
Vessels	$9,610.7	$(2,805.6)	$6,805.1
Equipment and other	542.9	(191.1)	351.8
Property, plant and equipment	$10,153.6	$(2,996.7)	$7,156.9

December 31, 2021	Cost	Accumulated depreciation	Net book value
Vessels	$9,410.9	$(2,830.4)	$6,580.5
Equipment and other	557.3	(185.6)	371.7
Property, plant and equipment	$9,968.2	$(3,016.0)	$6,952.2